CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities attributable to continuing operations:
Net (loss) earnings	$ (16,151)	$ 113,374	$ 409,230
Less: earnings from discontinued operations, net of tax	189	17	174,673
(Loss) earnings from continuing operations	(16,340)	113,357	234,557
Adjustments to reconcile (loss) earnings from continuing operations to net cash provided by operating activities attributable to continuing operations:
Stock-based compensation expense	104,820	105,450	59,634
Depreciation	71,676	62,205	61,156
Amortization of intangibles	79,426	139,952	57,926
Goodwill impairment	275,367	14,056	0
Impairment of long-term investments	10,680	6,689	66,601
Deferred income taxes	(119,181)	(59,786)	76,869
Equity in losses (earnings) of unconsolidated affiliates	549	(772)	9,697
Acquisition-related contingent consideration fair value adjustments	2,555	(15,461)	(13,367)
Gains on sale of businesses, investments and assets, net	(50,965)	(1,005)	(21,946)
Gain on real estate transaction	0	(34,341)	0
Other adjustments, net	4,734	26,496	20,789
Changes in assets and liabilities, net of effects of acquisitions and dispositions:
Accounts receivable	1,283	(29,680)	(19,918)
Other assets	(12,905)	(21,174)	(3,606)
Accounts payable and other current liabilities	(52,359)	8,756	4,963
Income taxes payable	8,998	24,167	(94,492)
Deferred revenue	35,803	66,914	30,142
Net cash provided by operating activities attributable to continuing operations	344,141	405,823	469,005
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired	(18,403)	(617,402)	(259,391)
Capital expenditures	(78,039)	(62,049)	(57,233)
Investments in time deposits	(87,500)	0	0
Proceeds from maturities of time deposits	87,500	0	0
Proceeds from maturities and sales of marketable debt securities	252,369	218,462	21,644
Purchases of marketable debt securities	(313,943)	(93,134)	(175,826)
Purchases of investments	(12,565)	(34,470)	(24,334)
Net proceeds from the sale of businesses, investments and assets	172,228	9,413	58,388
Other, net	11,215	(3,541)	(3,042)
Net cash provided by (used in) investing activities attributable to continuing operations	12,862	(582,721)	(439,794)
Cash flows from financing activities attributable to continuing operations:
Borrowings under Match Group Term Loan	0	788,000	0
Principal payments on Match Group Term Loan	(450,000)	0	0
Proceeds from Match Group 2016 Senior Notes offering	400,000	0	0
Principal payments on IAC debt, including redemptions and repurchases of Senior Notes	(126,409)	(80,000)	0
Debt issuance costs	(7,811)	(19,050)	(383)
Fees and expenses related to note exchange	0	(6,954)	0
Proceeds from Match Group initial public offering, net of fees and expenses	0	428,789	0
Purchase of treasury stock	(308,948)	(200,000)	0
Dividends	0	(113,196)	(97,338)
Issuance of IAC common stock pursuant to stock-based awards, net of withholding taxes	(895)	(38,418)	1,609
Issuance of Match Group common stock pursuant to stock-based awards, net of withholding taxes	9,548	0	0
Repurchase of stock-based awards	0	(23,431)	0
Purchase of noncontrolling interests	(2,740)	(32,207)	(33,165)
Acquisition-related contingent consideration payments	(2,180)	(5,750)	(8,109)
Funds held in escrow for MyHammer tender offer	(10,548)	0	0
Other, net	(2,846)	(19,393)	11,449
Net cash (used in) provided by financing activities attributable to continuing operations	(502,829)	678,390	(125,937)
Total cash (used in) provided by continuing operations	(145,826)	501,492	(96,726)
Total cash used in discontinued operations	0	(152)	(145)
Effect of exchange rate changes on cash and cash equivalents	(6,434)	(10,298)	(13,168)
Net (decrease) increase in cash and cash equivalents	(152,260)	491,042	(110,039)
Cash and cash equivalents at beginning of period	1,481,447	990,405	1,100,444
Cash and cash equivalents at end of period	$ 1,329,187	$ 1,481,447	$ 990,405